OTHER FINANCIAL DATA - DIVIDENDS AND LOANS 2 (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Significant Restrictions of Subsidiaries [Line Items]
RestrictedNetAssetsOfConsolidatedSubsidiaries	6,600,000,000
RestrictedNetAssetsOfUnconsolidatedSubsidiaries	2,100,000,000
Mobile Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	116,000,000
Bay Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Subsidiary	91.00%
Fowler Ridge 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	35,000,000
Cedar Creek 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	26,000,000
Luz Del Sur [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	35,000,000
Mexican Subsidiaries [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	81,000,000
Gasoductos De Chihuahua [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	32,000,000
Flat Ridge 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	52,000,000
Mehoopany Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	16,000,000
Copper Mountain Solar 1 [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	9,000,000
Copper Mountain Solar 2 [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	9,000,000
Mesquite Solar 1 [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	94,000,000
Energia Sierra Juarez Wind Project [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Restricted Net Assets of Subsidiary	800,000
Broken Bow 2 Wind [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	10,000,000
California Solar Partnership [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	30,000,000
Copper Mountain Solar 3 [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	3,000,000
Sempra Renewables Segment [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Cameron LNG Holdings [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	1,800,000,000